Derivative financial assets and liabilities - fair value of derivative assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 98	€ 297
Financial derivative assets - current	93	283
Financial derivative assets - non-current	5	14
Derivative financial liabilities	(318)	(207)
Financial derivative liabilities - current	(194)	(204)
Financial derivative liabilities - non-current	(124)	(3)
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	55	229
Hedging derivative, liabilities	(267)	(150)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	34	149
Hedging derivative, liabilities	(81)	(75)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	22
Hedging derivative, liabilities	(180)	(16)
Cash flow hedges | Interest rate and currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	17
Hedging derivative, liabilities	0	0
Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	21	41
Hedging derivative, liabilities	(6)	(59)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Hedges of net investment in foreign operations | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative assets	0	0
Hedging derivative, liabilities	0	0
Derivatives for trading
Disclosure of detailed information about hedging instruments [line items]
Derivatives assets for trading	43	68
Derivatives liabilities for trading	€ (51)	€ (57)